Operating Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Operating Segment Information [Abstract]
OPERATING SEGMENT INFORMATION
4.	OPERATING SEGMENT INFORMATION

The Group has six reportable segments based on geographic areas, namely Hong Kong, Singapore, Philippines, Taiwan, Malaysia (Malaysia ceased operations as at June 30, 2024 and is no longer a reportable segment as at December 31, 2024) and Other Asia. Each of these geographic segments operates an online financial comparison platform with their respective local market brand. Each geographical segment has different regulatory, political and economic environments for which its financial performance is influenced by market factors and strategic initiatives. Furthermore, each geographic segment represents a business in different stages of development with Hong Kong and Singapore being the most mature. No operating segments have been aggregated to form the above reportable operating segments.

Management monitors the results of the Group’s operating segments separately for the purpose of assessing performance and making decisions about resource allocations. Segment performance is evaluated based on reportable segment results which is a measure of operating loss before tax.

	Hong Kong	Singapore	Philippines	Taiwan	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$
Six months ended June 30, 2025 (unaudited)
Segment revenue
Sales to external customers	14,194,612	12,857,209	3,475,989	1,808,274	-	-	32,336,084

Segment profit/(loss)	118,731	(550,554)	(1,236,933)	(530,675)	(33,027)	(3,026,948)	(5,259,406)

Reconciliation:
Interest income							314,957
Finance costs							(26,173)
Depreciation and amortization							(623,524)
Equity-settled share-based payment expense							(745,096)
Changes in fair value of financial instruments							157,698
Unrealised foreign exchange differences, net							3,962,673

Loss before tax							(2,218,871)
	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Six months ended June 30, 2024 (unaudited)
Segment revenue
Sales to external customers	14,981,761	17,962,713	6,917,244	2,826,070	160,720	-	-	42,848,508

Segment loss	(2,327,198)	(4,906,691)	(1,412,318)	(911,530)	(671,317)	(56,564)	(6,102,440)	(16,388,058)

Reconciliation:
Interest income								951,067
Finance costs								(13,363)
Depreciation and amortization								(2,047,489)
Impairment of assets								(91,599)
Equity-settled share option expense								(1,637,724)
Changes in fair value of financial instruments								(236,547)
Unrealised foreign exchange differences, net								(5,801,573)

Loss before tax								(25,265,286)

4.	OPERATING SEGMENT INFORMATION

The Group has six reportable segments based on geographic areas, namely Hong Kong, Singapore, Philippines, Taiwan, Malaysia and Other Asia. Each of these geographic segments operates an online financial comparison platform with their respective local market brand. Each geographical segment has different regulatory, political and economic environments for which its financial performance is influenced by market factors and strategic initiatives. Furthermore, each geographic segment represents a business in a different stage of development with Hong Kong and Singapore being the most mature. No operating segments have been aggregated to form the above reportable operating segments.

Management monitors the results of the Group’s operating segments separately for the purpose of assessing performance and making decisions about resource allocations. Segment performance is evaluated based on reportable segment results which is a measure of operating loss before tax.

	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2024
Segment revenue
Sales to external customers	30,443,311	30,890,285	12,843,932	5,136,523	196,695	-	-	79,510,746

Segment loss	(2,585,990)	(6,501,311)	(1,726,411)	(1,331,595)	(552,509)	(88,113)	(11,432,169)	(24,218,098)
Reconciliation:
Interest income								1,478,436
Gain on disposal of assets in Malaysian operations								600,000
Finance costs								(25,472)
Depreciation and amortization								(4,042,969)
Impairment of intangible assets								(4,541,074)
Equity-settled share-based payment expense								(3,179,214)
Changes in fair value of financial instruments								446,811
Unrealized foreign exchange differences, net								(4,196,831)

Loss before tax								(37,678,411)
	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2023
Segment revenue
Sales to external customers	26,947,177	32,069,713	14,169,389	6,742,747	738,053	4,002	-	80,671,081

Segment profit/(loss)	680,500	(1,579,640)	768,659	(826,446)	(485,596)	(105,546)	(5,216,442)	(6,764,511)
Reconciliation:
Interest income								872,503
Finance costs								(19,028,007)
Depreciation and amortization								(7,164,677)
Impairment of intangible assets								(3,105,507)
Equity-settled share-based payment expense								(6,629,044)
Other long-term employee benefits expense								(109,702)
Changes in fair value of financial instruments								(57,333,432)
Share-based payment on listing								(67,027,178)
Transaction expenses								(6,643,367)
Other equity-settled transactions								(500,000)
Unrealized foreign exchange differences, net								895,392

Loss before tax								(172,537,530)
	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2022
Segment revenue
Sales to external customers	22,247,140	23,467,954	9,857,822	11,027,139	1,282,194	250,007	-	68,132,256

Segment loss	(283,904)	(2,035,946)	(1,327,478)	(1,160,908)	(1,877,997)	(1,353,876)	(8,541,112)	(16,581,221)
Reconciliation:
Interest income								28,043
Finance costs								(7,800,597)
Depreciation and amortization								(4,788,750)
Impairment of goodwill								(4,382,926)
Impairment of intangible assets								(1,450,781)
Equity-settled share-based payment expense								(14,430,835)
Other long-term employee benefits credit								4,951,482
Changes in fair value of financial instruments								(1,101,484)
Gain on derecognition of convertible loans and bridge loan								135,031
Other equity-settled transactions								(882,115)
Unrealized foreign exchange differences, net								(3,389,441)

Loss before tax								(49,693,594)

Segment information on non-current assets is shown below:

	2024	2023
	US$	US$

Hong Kong	119,515	284,367
Singapore	1,693,004	7,635,554
Philippines	121,049	66,218
Taiwan	42,735	50,195
Malaysia	-	37,959

Total non-current assets	1,976,303	8,074,293

The non-current assets information above is based on the locations of the assets and excludes financial instruments.

A measure of total assets and liabilities for each reportable segment is not disclosed as such amounts are not regularly provided to the chief operating decision maker.